Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Sep. 30, 2016	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015
Archer Balanced Fund
Account Value [Line Items]
Accumulated Value	$ 20,847	$ 19,647	$ 19,132	$ 17,826		$ 16,490	$ 15,241	$ 15,167	$ 15,969	$ 16,433	$ 14,607	$ 13,714	$ 12,737		$ 12,963	$ 12,281	$ 12,414	$ 12,145	$ 11,629	$ 11,154		$ 10,602	$ 9,774	$ 10,000
Archer Income Fund
Account Value [Line Items]
Accumulated Value	12,803	12,486	12,238	11,823		11,411	11,425	11,298	11,756	12,104	11,901	11,642	11,494		11,311	10,868	10,670	10,571	10,676	10,471		10,514	9,975	10,000
Archer Stock Fund
Account Value [Line Items]
Accumulated Value	26,443	24,318	24,645	23,075		19,679	17,317	16,939	18,853	20,431	17,370	15,600	12,595		12,481	12,197	13,441	12,612	11,290	10,947		10,131	9,270	10,000
Archer Dividend Growth Fund
Account Value [Line Items]
Accumulated Value	18,317	17,753	16,871		$ 15,082	14,131	14,440	14,215	14,270	13,867	11,760	10,703		$ 11,169	11,617	11,641	11,891	11,014	10,404	10,653	$ 10,000
Archer Focus Fund
Account Value [Line Items]
Accumulated Value	15,992	15,725	16,264	14,218		12,967	12,670	11,979	12,788	12,834	11,115	10,396	8,975
Archer Multi Cap Fund
Account Value [Line Items]
Accumulated Value	17,599	16,153	15,964	14,831		12,525	11,257	11,207	11,923	13,572	11,883	10,355	9,120
Dow Jones Morderate [Member]
Account Value [Line Items]
Accumulated Value	21,909	20,642	19,834	18,564		17,212	16,447	16,293	17,639	18,356	16,708	15,015	13,772		13,590	13,014	13,191	12,433	11,815	11,429		10,831	9,790	10,000
Morningstar Moderate [Member]
Account Value [Line Items]
Accumulated Value	20,505	19,029	18,575	17,259		16,076	15,395	15,098	16,698	17,503	16,088	14,764	13,512		13,276	12,781	12,793	12,476	11,916	11,306		10,823	9,773	10,000
B B G Barclays Capital [Member]
Account Value [Line Items]
Accumulated Value	11,949	11,693	11,585	11,051		10,797	10,695	10,928	11,847	12,350	12,169	12,360	12,003		11,609	10,747	10,537	10,417	10,649	10,365		10,597	10,220	10,000
B B G Barclays Intermediate [Member]
Account Value [Line Items]
Accumulated Value	13,360	12,883	12,656	12,057		11,651	11,401	11,443	12,141	12,626	12,596	12,445	12,076		11,698	10,970	10,706	10,600	10,775	10,493		10,572	10,122	10,000
S P 500 Stock [Member]
Account Value [Line Items]
Accumulated Value	39,068	35,773	33,714	30,212		26,518	23,159	22,871	25,089	25,764	21,556	19,642	16,419		16,109	15,175	15,651	14,497	13,080	12,381		11,255	9,908	10,000
S P 400 Midl Cap [Member]
Account Value [Line Items]
Accumulated Value	17,213	16,242	16,111	14,947		13,571	13,227	12,264	13,317	13,689	12,336	9,457	8,826
S P 400 Stock [Member]
Account Value [Line Items]
Accumulated Value	26,861	25,346	25,142	23,326		21,178	20,641	19,138	20,781	21,362	19,251	14,758	13,773		14,162	14,260	15,139	13,695	12,618	12,506		$ 11,231	$ 9,496	$ 10,000
Dow Jones U S Large Cap [Member]
Account Value [Line Items]
Accumulated Value	23,814	22,574	21,481		$ 19,483	17,816	17,293	16,563	17,757	17,770	15,421	13,167		$ 12,715	13,004	12,710	12,909	12,281	11,302	11,059	10,000
Morningstar Dividend [Member]
Account Value [Line Items]
Accumulated Value	17,019	16,457	15,877	13,961		13,393	12,881	12,653	12,820	11,906	10,908	10,324	10,303		$ 11,297	$ 11,245	$ 10,907	$ 10,498	$ 10,254	$ 10,330	$ 10,000
Dow Jones Industrials [Member]
Account Value [Line Items]
Accumulated Value	17,931	17,107	16,090	14,952		13,182	12,253	11,709	12,451	12,876	11,157	10,157	8,969
S P 500 Focus [Member]
Account Value [Line Items]
Accumulated Value	21,893	20,047	18,893	16,930		14,860	12,978	12,817	14,060	14,438	12,080	11,007	9,201
S P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	21,893	20,047	18,893	16,930		14,860	12,978	12,817	14,060	14,438	12,080	11,007	9,201
S P 600 Small Cap [Member]
Account Value [Line Items]
Accumulated Value	15,418	14,494	14,903	13,644		12,711	12,823	12,055	13,299	13,729	12,769	8,920	8,707
Sythethic Blend [Member]
Account Value [Line Items]
Accumulated Value	$ 18,198	$ 16,978	$ 16,745	$ 15,287		$ 13,838	$ 13,128	$ 12,484	$ 13,673	$ 14,071	$ 12,488	$ 9,774	$ 8,910